Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	¥ 241,845	¥ 223,264	¥ 175,824
Revenue-Net gain on trading	696,894	580,099	491,611
Income tax expense	(165,439)	(124,709)	(96,630)
Net income (loss)	374,382	347,255	177,220
Net income attributable to noncontrolling interests	(12,253)	(6,519)	(11,357)
Net income (loss) attributable to NHI shareholders	362,129	340,736	165,863
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	12	(2,027)	358
Income tax expense
Net income (loss)	12	(2,027)	358
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	12	(2,027)	358
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits / Revenue-Other	(882)	(1,464)	(1,737)
Income tax expense	(39)	374	295
Net income (loss)	(921)	(1,090)	(1,442)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(921)	(1,090)	(1,442)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Own credit adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue-Net gain on trading	1,403	315	597
Income tax expense	(410)	(103)	(126)
Net income (loss)	993	212	471
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	¥ 993	¥ 212	¥ 471